Acquisition of Correvio LLC (Details 3) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Pro forma information
Revenue	$ 30,775
Net earnings	$ 2,169
Basic earnings per share	$ 0.15
Diluted earnings per share	$ 0.14